LONG-TERM INVESTMENTS - Equity method investments and debt investments (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 03, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Share of loss of an equity method investee		¥ (548)	$ (78)
Equity investment - equity method		2,452
Available-for-sale debt securities		101,874			¥ 114,432
Total		104,326		$ 14,918	¥ 114,432
Suzhou Kangshengji Technology Co., Ltd. | Jiangsu Radnova Intelligence Technology Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Cash consideration	¥ 3,000
Percentage of equity interest acquired	25.00%
Equity investment - equity method		¥ 2,452